Long-Term Debt - Schedule of Long-Term Debt Instruments (Details) (Cheniere Energy Partners, LP [Member], USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 8,985,500,000		$ 6,585,500,000	$ 2,185,500,000
Total long-term debt, net of discount	8,989,760,000		6,576,273,000	2,167,113,000
Interest costs incurred	423,800,000	293,200,000
Interest costs capitalized and deferred	292,800,000	158,300,000
2016 Sabine Pass LNG Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt	1,665,500,000		1,665,500,000	1,665,500,000
Debt Instrument, Unamortized Discount	(10,172,000)		(13,693,000)	(18,387,000)
2020 Sabine Pass LNG Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt	420,000,000		420,000,000	420,000,000
2021 Sabine Pass Liquefaction Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt	2,000,000,000		2,000,000,000	0
Debt Instrument, Unamortized Premium	10,530,000		11,562,000	0
2022 Sabine Pass Liquefaction Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt	1,000,000,000		1,000,000,000	0
2023 Sabine Pass Liquefaction Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt	1,500,000,000		1,000,000,000	0
Debt Instrument, Unamortized Premium	7,257,000		0
2024 Sabine Pass Liquefaction Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt	2,000,000,000		0
2012 Sabine Pass Liquefaction Credit Facilities [Domain]
Debt Instrument [Line Items]
Long-term debt			0	100,000,000
2013 Sabine Pass Liquefaction Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term debt	0		100,000,000	0
Creole Trail Pipeline Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt	400,000,000		400,000,000	0
Debt Instrument, Unamortized Discount	$ (3,355,000)		$ (7,096,000)	$ 0